Revenue Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Contract Liabilities [Roll Forward]
Increases due to amounts billed to customers	$ 0	$ 2
Changes in transaction price	11	0
Performance obligations satisfied	(1)	(2)
Current contract liabilities	19	1
Non-current contract liabilities	13	14
IFRS 16
Changes in Contract Liabilities [Roll Forward]
Contract liabilities at beginning of period	15	15
Amounts transferred to revenue included in opening balance	(1)	(1)
Consideration received	8	1
Contract liabilities at end of period	$ 32	$ 15